Strategic Investments - Capcium, Inc. (Details)				12 Months Ended
	Jun. 30, 2019 CAD ($) debenture $ / shares shares	Sep. 07, 2018 CAD ($) debenture shares	Jun. 06, 2018 CAD ($) shares	Jun. 30, 2019 CAD ($) year $ / shares shares	Jun. 30, 2018 CAD ($) shares
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized gain (loss) on marketable securities				$ (16,199,000)	$ 173,387,000
Derivatives and Convertible Debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized gain (loss) on marketable securities				$ (16,199,000)	$ 173,387,000
Capcium
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proportion of ownership interest in associate			20.00%
Number of common shares acquired (in shares) | shares			8,828,662
Number of instruments or interests issued for purchase of interests in investments (in shares) | shares			1,144,481
Equity interests of investor			$ 10,800,000
Purchase of interests in investments accounted for using equity method			$ 500,000
Total shareholdings (in shares) | shares	8,828,662			8,828,662	8,828,662
Proportion of ownership interest in investment	20.00%			20.00%
Capcium | Convertible Debentures | Derivatives and Convertible Debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of instruments purchased | debenture	488	4,883,000
Financial assets, amount of instruments purchased	$ 0	$ 4,900,000
Interest rate		8.00%
Conversion option, liquidity event, discount to the liquidity event price		20.00%
Conversion option, liquidity event, price based on pre-money value		$ 80,000,000
Number of common shares in each unit (in shares) | shares		1
Number of warrants in each unit (in shares) | shares		1
Composition of financial assets purchased, number of shares exercisable per warrant (in shares) | shares		1
Warrants, exercise price, percentage greater than conversion price		50.00%
Warrants, exercise price, greater than conversion price, term after completion of liquidity event		2 years
Fair value of financial instrument	$ 7,500,000			$ 7,500,000
Unrealized gain (loss) on marketable securities				$ 2,600,000
Quoted market price (in CAD per share) | $ / shares	$ 1.1327			$ 1.1327
Interest rate on financial asset				1.83%
Dividend yield				0.00%
Historical stock price volatility				46.00%
Expected life | year				1.44
Credit spread				0.26
Probability factor for liquidity event				0.80
Capcium | Additional Debentures | Derivatives and Convertible Debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of financial instrument	$ 700,000			$ 700,000
Equity price risk
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Reasonably possible change in variable	10.00%			10.00%
Equity price risk | Capcium | Convertible Debentures | Derivatives and Convertible Debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Reasonably possible change in variable	10.00%			10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, assets	$ (500,000)			$ (500,000)